UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – December 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT George Putnam Balanced Fund
Class IA
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$71	0.65%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IA shares of Putnam VT George Putnam Balanced Fund returned 16.94%. The Fund compares its performance to the George Putnam Blended Benchmark†, which returned 15.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Oracle, a technology company
↑	Overweight position in NRG Energy, an American energy company
↑	Overweight position in Apollo Asset Management, an American asset manager
↑	Exposure to U.S. investment-grade corporate credit

Top detractors from performance:
↓	Overweight position in Advanced Micro Devices, a technology company
↓	Overweight position in Seagate Technology, a data storage company
↓	Out-of-benchmark position in AIA Group, a multinational insurance and finance company
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-ATSIA-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IA 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IA	16.94	9.36	8.87
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
George Putnam Blended Index†	15.14	8.96	8.70
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$269,950,377
Total Number of Portfolio Holdings*	605
Total Management Fee Paid	$1,274,259
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
Putnam VT George Putnam Balanced Fund	PAGE 2	38974-ATSIA-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 3	38974-ATSIA-0225

Putnam VT George Putnam Balanced Fund
Class IB
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$98	0.90%
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IB shares of Putnam VT George Putnam Balanced Fund returned 16.73%. The Fund compares its performance to the George Putnam Blended Benchmark†, which returned 15.14% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight position in Oracle, a technology company
↑	Overweight position in NRG Energy, an American energy company
↑	Overweight position in Apollo Asset Management, an American asset manager
↑	Exposure to U.S. investment-grade corporate credit

Top detractors from performance:
↓	Overweight position in Advanced Micro Devices, a technology company
↓	Overweight position in Seagate Technology, a data storage company
↓	Out-of-benchmark position in AIA Group, a multinational insurance and finance company
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-ATSIB-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT –  Class IB 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IB	16.73	9.11	8.60
Russell 3000 Index	23.81	13.86	12.55
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
George Putnam Blended Index†	15.14	8.96	8.70
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$269,950,377
Total Number of Portfolio Holdings*	605
Total Management Fee Paid	$1,274,259
Portfolio Turnover Rate	95%
*	Includes derivatives, if applicable.
Putnam VT George Putnam Balanced Fund	PAGE 2	38974-ATSIB-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Franklin Advisers, Inc. (“Franklin Advisers”) was retained as a sub-advisor by Putnam Management for the Fund pursuant to a new sub-advisory agreement between Franklin Advisers and Putnam Management. Franklin Advisers is a direct, wholly-owned subsidiary of Franklin Templeton.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Putnam Management and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Putnam Management and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 3	38974-ATSIB-0225

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager, or Franklin Templeton. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investment Management, LLC and Franklin Templeton which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Franklin Templeton with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC and Franklin Templeton. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In connection with the acquisition of Putnam Investments by Franklin Templeton, the Putnam Investments Code of Ethics was amended effective January 1, 2024 to reflect revised compliance processes, including: (i) Compliance with the Putnam Investments Code of Ethics will be viewed as compliance with the Franklin Templeton Code for certain Putnam employees who are dual-hatted in Franklin Templeton advisory entities (ii) Certain Franklin Templeton employees are required to hold shares of Putnam mutual funds at Putnam Investor Services, Inc. and (iii) Certain provisions of the Putnam Investments Code of Ethics are amended that are no longer needed due to organizational changes. Effective March 4, 2024, the majority of legacy Putnam employees transitioned to Franklin Templeton policies outlined in the Franklin Templeton Code.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Mr. McGreevey and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education.The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:
Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
December 31, 2024	$79,436	$ —	$7,991	$ —
December 31, 2023	$77,868	$ —	$7,991	$ —

For the fiscal years ended December 31, 2024 and December 31, 2023, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $872,227 and $368,123 respectively, to the fund, the fund’s investment manager and any entity controlling, controlled by or under common control with the fund’s investment manager that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.
Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees
December 31, 2024	$ —	$791,963	$72,273	$864,236
December 31, 2023	$ —	$360,132	$ —	$360,132

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT George Putnam
Balanced
Fund

Financial Statements and Other Important Information

Annual | December 31, 2024

Financial Statements and Other Important Information—Annual	franklintempleton.com

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT George Putnam Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund's portfolio, of Putnam VT George Putnam Balanced Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025

We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

Putnam VT George Putnam Balanced Fund	1

The fund’s portfolio 12/31/24
COMMON STOCKS (63.5%)*	Shares	Value
Automotive (1.7%)
General Motors Co.	6,355	$338,531
Tesla, Inc. †	8,814	3,559,446
United Rentals, Inc.	971	684,011
		4,581,988
Basic materials (2.0%)
Agnico-Eagle Mines, Ltd. (Canada)	4,420	345,802
Corteva, Inc.	22,737	1,295,100
CRH PLC	7,760	717,955
DuPont de Nemours, Inc.	6,807	519,034
Eastman Chemical Co.	4,088	373,316
Glencore PLC (United Kingdom)	83,224	366,533
International Paper Co.	9,375	504,563
Linde PLC	494	206,823
PPG Industries, Inc.	3,277	391,438
Sherwin-Williams Co. (The)	2,114	718,612
		5,439,176
Capital goods (2.8%)
Berry Global Group, Inc.	3,970	256,740
Boeing Co. (The) †	1,921	340,017
Fortive Corp.	15,506	1,162,950
Honeywell International, Inc.	5,505	1,243,524
Howmet Aerospace, Inc.	6,974	762,746
Ingersoll Rand, Inc. S	5,338	482,875
L3Harris Technologies, Inc.	986	207,336
Northrop Grumman Corp.	1,846	866,309
Otis Worldwide Corp.	12,131	1,123,452
RTX Corp.	5,599	647,916
Vertiv Holdings Co. Class A	4,467	507,496
		7,601,361
Commercial and consumer services (1.8%)
Booking Holdings, Inc.	244	1,212,294
Mastercard, Inc. Class A	6,181	3,254,729
Toast, Inc. Class A †	8,586	312,960
		4,779,983
Communication services (1.1%)
American Tower Corp. R	7,058	1,294,508
AT&T, Inc.	50,540	1,150,796
Charter Communications, Inc. Class A †	1,902	651,949
		3,097,253
Computers (5.3%)
Apple, Inc.	45,654	11,432,675
Nutanix, Inc. Class A †	7,851	480,324
Seagate Technology Holdings PLC S	26,414	2,279,792
		14,192,791
Consumer (0.2%)
4Front Ventures Corp. †	484,225	6,537
Clorox Co. (The)	3,715	603,353
		609,890
Consumer staples (3.0%)
Chipotle Mexican Grill, Inc. †	14,679	885,144
Coca-Cola Co. (The)	26,558	1,653,501
Costco Wholesale Corp.	1,029	942,842
McDonald’s Corp.	1,139	330,185
Monster Beverage Corp. †	6,086	319,880
PepsiCo, Inc.	11,686	1,776,973
Procter & Gamble Co. (The)	13,679	2,293,284
		8,201,809

2
Putnam VT George Putnam Balanced Fund

COMMON STOCKS (63.5%)* cont.	Shares	Value
Electronics (7.4%)
Advanced Micro Devices, Inc. †	11,282	$1,362,753
Analog Devices, Inc.	10,615	2,255,263
Broadcom, Inc.	20,484	4,749,011
Marvell Technology, Inc.	4,685	517,458
NVIDIA Corp.	73,811	9,912,079
Qualcomm, Inc.	6,456	991,771
Vontier Corp.	12,502	455,948
		20,244,283
Energy (2.1%)
Antero Resources Corp. †	14,213	498,166
BP PLC (United Kingdom)	70,056	346,284
Cenovus Energy, Inc. (Canada)	51,148	775,342
ConocoPhillips	5,794	574,591
Exxon Mobil Corp.	26,505	2,851,143
Shell PLC (London Exchange) (United Kingdom)	23,011	717,276
		5,762,802
Entertainment (0.4%)
Live Nation Entertainment, Inc. †	5,732	742,294
Vail Resorts, Inc.	1,804	338,160
		1,080,454
Financials (7.4%)
AIA Group, Ltd. (Hong Kong)	125,200	899,294
Apollo Global Management, Inc.	8,175	1,350,183
Assured Guaranty, Ltd.	10,276	924,943
AXA SA (France)	35,111	1,249,587
Bank of America Corp.	57,819	2,541,145
Berkshire Hathaway, Inc. Class B †	2,263	1,025,773
BlackRock, Inc.	232	237,826
Capital One Financial Corp.	14,731	2,626,832
Charles Schwab Corp. (The)	19,661	1,455,111
Citigroup, Inc.	33,890	2,385,517
CME Group, Inc.	3,855	895,247
Gaming and Leisure Properties, Inc. R	19,064	918,122
JPMorgan Chase & Co.	2,050	491,406
Prudential PLC (United Kingdom)	43,435	344,701
TPG, Inc.	12,948	813,652
Visa, Inc. Class A	4,445	1,404,798
Vornado Realty Trust R S	9,347	392,948
		19,957,085
Health care (6.8%)
Abbott Laboratories	7,181	812,243
AbbVie, Inc.	10,185	1,809,875
Amgen, Inc.	762	198,608
Ascendis Pharma A/S ADR (Denmark) †	1,672	230,184
Becton, Dickinson and Co.	708	160,624
Bio-Rad Laboratories, Inc. Class A †	2,195	721,079
Boston Scientific Corp. †	10,151	906,687
Cigna Group (The)	1,392	384,387
CVS Health Corp.	6,107	274,143
Danaher Corp.	2,961	679,698
Eli Lilly and Co.	3,000	2,316,000
Exact Sciences Corp. †	2,509	140,981
Humana, Inc.	790	200,431
Innoviva, Inc. †	49,962	866,841
Intuitive Surgical, Inc. †	1,885	983,895
Janux Therapeutics, Inc. †	1,063	56,913
Johnson & Johnson	7,674	1,109,814
McKesson Corp.	1,825	1,040,086
Medtronic PLC	4,007	320,079
Merck & Co., Inc.	6,367	633,389
Regeneron Pharmaceuticals, Inc. †	276	196,603

Putnam VT George Putnam Balanced Fund
3

COMMON STOCKS (63.5%)* cont.	Shares	Value
Health care cont.
Stryker Corp.	405	$145,820
Thermo Fisher Scientific, Inc.	1,856	965,547
UnitedHealth Group, Inc.	4,912	2,484,784
Vertex Pharmaceuticals, Inc. †	1,053	424,043
Zoetis, Inc.	1,258	204,966
		18,267,720
Homebuilding (0.4%)
PulteGroup, Inc.	9,196	1,001,444
		1,001,444
Lodging/Tourism (0.5%)
Hilton Worldwide Holdings, Inc.	3,096	765,207
Viking Holdings, Ltd. (Bermuda) †	12,408	546,696
		1,311,903
Media (0.6%)
Netflix, Inc. †	1,007	897,559
Walt Disney Co. (The)	5,660	630,241
		1,527,800
Retail (5.5%)
Amazon.com, Inc. †	36,622	8,034,501
BJ’s Wholesale Club Holdings, Inc. †	2,986	266,799
Home Depot, Inc. (The)	6,091	2,369,338
Nike, Inc. Class B	1,683	127,353
O’Reilly Automotive, Inc. †	197	233,603
On Holding AG Class A (Switzerland) †	4,004	219,299
Target Corp.	4,174	564,241
TJX Cos., Inc. (The)	5,696	688,134
Walmart, Inc.	25,404	2,295,251
		14,798,519
Software (6.0%)
Cadence Design Systems, Inc. †	1,420	426,653
Microsoft Corp.	27,511	11,595,884
Oracle Corp.	24,245	4,040,187
		16,062,724
Technology services (5.3%)
Alphabet, Inc. Class A	32,564	6,164,365
Meta Platforms, Inc. Class A	8,509	4,982,105
Salesforce, Inc.	7,389	2,470,364
Spotify Technology SA (Sweden) †	1,451	649,148
		14,265,982
Textiles (0.1%)
Levi Strauss & Co. Class A	9,308	161,028
		161,028
Transportation (1.4%)
Canadian Pacific Kansas City, Ltd. (Canada)	7,088	512,959
FedEx Corp.	5,430	1,527,622
Old Dominion Freight Line, Inc.	2,247	396,371
Southwest Airlines Co.	13,155	442,271
Union Pacific Corp.	3,907	890,952
		3,770,175
Utilities and power (1.7%)
Ameren Corp.	3,383	301,561
CenterPoint Energy, Inc.	6,204	196,853
Constellation Energy Corp.	529	118,343
NextEra Energy, Inc.	11,870	850,960
NRG Energy, Inc.	15,479	1,396,515
PG&E Corp.	28,800	581,184
PPL Corp.	28,644	929,784
Southern Co. (The)	3,459	284,745
		4,659,945
Total common stocks (cost $98,631,250)		$171,376,115

4
Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.4%)*	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.80%, 11/15/30 (Germany)	$61,000	$63,173
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	28,000	28,588
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	142,000	144,163
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	88,929
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	164,000	144,744
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,883
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	119,000	117,779
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	188,732
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,962
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	127,000	126,509
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	244,000	211,645
Huntsman International, LLC sr. unsec. bonds 5.70%, 10/15/34	45,000	42,926
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	200,453
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	78,289
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	25,000	16,393
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	46,000	39,087
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	150,030
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	219,000	136,449
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	111,000	74,925
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	140,000	158,964
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	9,000	10,161
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	23,000	25,625
		2,065,409
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	194,924
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	10,000	10,101
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	4,000	3,987
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	125,000	117,086
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	146,754
Boeing Co. (The) sr. unsec. bonds 3.95%, 8/1/59	55,000	36,368
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	38,000	35,402
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	18,000	16,086
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	174,665
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	38,000	24,495
Boeing Co. (The) sr. unsec. unsub. bonds 6.858%, 5/1/54	66,000	70,215
Boeing Co. (The) sr. unsec. unsub. notes 6.528%, 5/1/34	26,000	27,251
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	17,000	17,630
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	12,000	12,289
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	132,000	136,538
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	68,000	70,621
Howmet Aerospace, Inc. sr. unsec. unsub. notes 6.75%, 1/15/28	87,000	91,030
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	117,000	108,855
MasTec, Inc. company guaranty sr. unsec. unsub. notes 5.90%, 6/15/29	150,000	152,809
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	97,779
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	19,000	17,416
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	210,000	211,251
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	48,000	47,618
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	66,000	64,453
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	162,562
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	110,000	110,568
		2,158,753
Communication services (1.0%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	122,000	105,402
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	230,000	222,649
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	130,000	117,144
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	66,000	63,408
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	162,000	130,551
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	139,000	114,969
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,431
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	48,521

Putnam VT George Putnam Balanced Fund
5

CORPORATE BONDS AND NOTES (13.4%)* cont.	Principal amount	Value
Communication services cont.
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	$5,000	$3,127
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	189,000	129,518
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	119,000	90,168
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	134,000	129,007
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	66,000	64,021
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29 R	20,000	19,790
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	28,000	23,844
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	194,000	178,477
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	9,000	10,466
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	140,000	139,165
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	77,000	69,280
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	198,000	210,327
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,649
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	223,789
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	76,000	74,446
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	80,000	90,132
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	117,000	79,431
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	195,977
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	132,000	109,503
		2,659,192
Consumer cyclicals (1.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	120,000	116,005
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	118,157
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	164,000	94,175
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,955
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	74,421
Brunswick Corp./DE sr. unsec. bonds 5.10%, 4/1/52	60,000	46,701
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	70,000	71,128
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	129,000	122,353
D.R. Horton, Inc. company guaranty sr. unsec. bonds 5.00%, 10/15/34	246,000	237,670
Dick’s Sporting Goods, Inc. sr. unsec. bonds 4.10%, 1/15/52	90,000	65,813
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,670
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	61,000	58,492
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	61,000	60,212
Hyatt Hotels Corp. sr. unsec. notes 5.375%, 12/15/31	55,000	54,770
Hyatt Hotels Corp. sr. unsec. notes 5.25%, 6/30/29	80,000	80,096
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	14,000	14,634
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	32,000	32,006
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	35,000	33,991
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	120,000	125,303
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	67,000	67,403
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	195,571
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	33,000	32,131
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	28,000	27,436
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	199,000	202,970
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	120,000	113,350
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	70,000	65,964
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	26,000	24,891
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	157,340
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	52,000	43,039
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	186,594
Tapestry, Inc. sr. unsec. bonds 5.50%, 3/11/35	74,000	72,016
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	61,000	60,354
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	75,000	70,675
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	64,000	62,551
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	287,153
		3,090,990
Consumer staples (0.4%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	196,644
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.20%, 11/1/46	82,000	66,912

6
Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.4%)* cont.	Principal amount	Value
Consumer staples cont.
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	$142,000	$160,698
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL company guaranty sr. unsec. notes 6.75%, 3/15/34 (Luxembourg)	122,000	129,073
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	135,000	123,251
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	198,000	194,848
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	36,000	33,401
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	30,000	29,285
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	191,000	192,067
Philip Morris International, Inc. sr. unsec. unsub. notes 4.75%, 11/1/31	70,000	68,491
		1,194,670
Energy (0.8%)
6297782 LLC 144A company guaranty sr. unsec. bonds 5.584%, 10/1/34	56,000	54,502
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	115,000	113,051
Aker BP ASA 144A sr. unsec. bonds 5.80%, 10/1/54 (Norway)	77,000	69,823
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	127,000	138,836
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	24,000	23,744
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	200,000	193,772
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	66,000	57,288
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	71,000	74,474
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	66,000	67,960
DT Midstream, Inc. 144A sr. bonds 5.80%, 12/15/34	135,000	136,037
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	222,000	242,866
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	84,000	81,760
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	35,000	34,749
ONEOK, Inc. company guaranty sr. unsec. notes 4.75%, 10/15/31	100,000	96,775
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	10,000	10,296
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	122,000	126,317
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	25,000	25,620
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	35,000	35,502
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	28,000	28,070
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	130,000	128,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	127,000	122,715
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	235,000	237,358
		2,100,187
Financials (4.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	235,353
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	176,153
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	26,565
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	29,565
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	84,000	92,980
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	40,000	41,468
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	202,770
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	60,000	59,752
Athene Global Funding 144A notes 5.526%, 7/11/31	132,000	132,383
Athene Global Funding 144A notes 5.322%, 11/13/31	101,000	99,391
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	38,000	38,104
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	54,000	54,768
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	169,695
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	135,000	135,164
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	567,524
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	31,995
Bank of America Corp. sr. unsec. bonds 5.468%, 1/23/35	38,000	38,059
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	66,750
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	416,000	368,752
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	155,513
Bank of America Corp. unsec. sub. notes Ser. MTN, 5.425%, 8/15/35	185,000	180,154
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	28,000	17,589

Putnam VT George Putnam Balanced Fund
7

CORPORATE BONDS AND NOTES (13.4%)* cont.	Principal amount	Value
Financials cont.
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	$79,000	$68,441
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	73,000	69,906
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	35,000	38,656
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	138,676
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	62,613
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	113,000	115,382
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	129,000	125,571
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,689
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	266,509
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	35,000	35,671
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	255,000	224,368
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	260,515
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	76,000	74,640
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	188,000	194,442
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	28,005
CNO Global Funding 144A notes 4.95%, 9/9/29	20,000	19,835
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	215,000	217,493
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	95,000	90,744
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	142,624
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	196,518
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	32,000	31,468
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	95,000	97,059
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	144,076
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	68,000	41,946
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	10,000	9,867
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	100,000	103,780
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	161,653
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	201,936
General Motors Financial Co., Inc. sr. sub. notes 5.80%, 1/7/29	90,000	91,856
General Motors Financial Co., Inc. sr. unsec. notes 4.90%, 10/6/29	61,000	60,122
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	61,000	52,433
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	89,000	94,281
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	25,000	23,948
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	94,433
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	59,000	46,741
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	61,717
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	191,502
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	85,000	85,041
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	76,000	78,367
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	145,713
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 5.785%, 5/15/47	82,000	77,980
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	25,287
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	317,206
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	175,000	178,804
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	23,686
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	67,000	70,397
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	68,000	66,636
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	181,815
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	165,000	106,704
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	437,274
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	105,000	105,309
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	99,000	99,377
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	446,895
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	22,000	22,206
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	202,012
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	38,000	31,467
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	345,000	324,971
Prologis LP sr. unsec. unsub. bonds 5.00%, 3/15/34 R	61,000	59,603
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	58,000	50,752
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	26,000	24,642
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,975

8
Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.4%)* cont.	Principal amount	Value
Financials cont.
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	$200,000	$213,723
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	38,000	42,200
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	74,762
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.711%, 1/24/35	122,000	122,991
UBS Group AG 144A jr. unsec. sub. bonds 6.85%, 9/10/54 (Switzerland)	255,000	252,852
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	247,066
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	213,000	172,571
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	99,000	99,979
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	95,000	94,268
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29 R	100,000	94,302
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	35,000	33,984
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28 R	120,000	117,448
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	77,780
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	81,000	71,736
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	75,000	53,428
		11,775,772
Health care (0.8%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	39,000	38,547
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	137,000	137,008
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	79,000	66,242
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	84,000	80,632
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	46,000	44,321
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	92,000	92,879
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	77,000	69,092
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	32,000	32,166
Centene Corp. sr. unsec. sub. notes 2.625%, 8/1/31	120,000	98,899
CVS Health Corp. jr. unsec. sub. bonds 7.00%, 3/10/55	40,000	40,234
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	52,000	45,007
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	86,172	90,763
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	9,449	8,766
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	72,386
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	51,000	46,204
GE HealthCare Technologies, Inc. company guaranty sr. unsub. notes 5.65%, 11/15/27	100,000	102,507
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	76,000	72,460
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	56,000	55,192
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	33,000	29,094
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	10,002
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	132,529
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	69,000	68,786
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	84,000	78,716
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	118,000	114,705
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	74,000	73,366
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	99,000	96,392
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	85,000	84,856
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	17,514
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	147,152
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	70,346
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	48,000	50,152
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	86,293
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	37,000	31,853
		2,285,061
Technology (1.1%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	109,000	108,947
AppLovin Corp. sr. unsec. sub. bonds 5.95%, 12/1/54	9,000	8,873
AppLovin Corp. sr. unsec. sub. notes 5.375%, 12/1/31	89,000	89,065
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	19,000	18,961
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	30,000	30,146
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	48,000	48,379
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	144,000	137,846
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	325,000	309,319
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	68,000	54,805

Putnam VT George Putnam Balanced Fund
9

CORPORATE BONDS AND NOTES (13.4%)* cont.	Principal amount	Value
Technology cont.
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	$92,000	$89,494
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	129,000	128,587
Flex, Ltd. sr. unsec. notes 5.25%, 1/15/32	109,000	107,226
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	73,000	66,692
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	18,000	16,736
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.60%, 10/15/54	75,000	70,651
Hewlett Packard Enterprise Co. sr. unsec. bonds 5.00%, 10/15/34	37,000	35,583
Hewlett Packard Enterprise Co. sr. unsec. notes 4.85%, 10/15/31	74,000	72,203
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	64,000	62,409
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	94,000	97,635
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	100,000	102,540
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	51,000	51,540
Meta Platforms, Inc. sr. unsec. bonds 5.40%, 8/15/54	352,000	341,183
Meta Platforms, Inc. sr. unsec. bonds 5.55%, 8/15/64	28,000	27,319
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	58,000	58,101
Meta Platforms, Inc. sr. unsec. notes 4.75%, 8/15/34	28,000	27,270
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	189,000	172,762
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	213,000	166,215
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	173,618
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	48,000	51,630
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	131,000	114,669
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	188,000	156,299
		2,996,703
Transportation (0.3%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	150,000	146,263
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	83,753
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	256,707
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	225,000	225,937
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	180,000	182,479
		895,139
Utilities and power (1.8%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	127,000	105,905
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,699
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	51,000	51,549
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	64,519
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	48,000	40,771
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	57,000	56,992
CenterPoint Energy Resources Corp. sr. unsec. unsub. bonds 5.40%, 7/1/34	71,000	70,863
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	14,000	14,425
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	38,000	31,824
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	141,000	149,538
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	57,000	59,703
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	57,000	55,487
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	185,000	188,742
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	106,000	103,407
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	150,000	149,900
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	15,000	14,937
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	65,000	62,122
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	71,000	83,648
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	142,000	130,810
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	41,623
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	222,976
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	253,717
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	30,162
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	18,000	18,663
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	60,799
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	132,000	128,316
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	89,000	88,864
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	210,000	211,153
FirstEnergy Transmission, LLC 144A sr. unsec. notes 4.55%, 1/15/30	25,000	24,349
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	89,000	88,359

10
Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.4%)* cont.	Principal amount	Value
Utilities and power cont.
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	$114,000	$111,692
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	110,000	103,771
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	15,000	13,710
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	52,000	59,125
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	110,000	110,204
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	145,000	146,243
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	105,905
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	80,000	77,720
Oncor Electric Delivery Co., LLC sr. bonds 4.95%, 9/15/52	109,000	97,454
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	57,025
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	27,996
Pacific Gas and Electric Co. sr. bonds 6.75%, 1/15/53	60,000	65,445
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	64,000	65,737
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	66,000	57,391
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	35,000	35,588
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	124,250
PacifiCorp sr. bonds 2.70%, 9/15/30	82,000	72,491
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	71,000	67,853
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	71,000	71,201
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	99,000	101,100
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,310
Southern Co. Gas Capital Corp. company guaranty sr. unsec. unsub. notes 4.95%, 9/15/34	60,000	58,111
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,186
Virginia Electric and Power Co. sr. unsec. unsub. notes 5.05%, 8/15/34	104,000	101,493
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	119,000	120,663
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	55,430
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	120,000	116,909
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	81,000	87,362
		4,862,187
Total corporate bonds and notes (cost $37,374,715)		$36,084,063
U.S. TREASURY OBLIGATIONS (12.2%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$1,360,000	$1,105,412
3.375%, 11/15/48	590,000	461,013
3.00%, 2/15/49	2,080,000	1,513,937
3.00%, 2/15/47	2,010,000	1,490,084
2.875%, 5/15/52	1,040,000	727,549
2.75%, 8/15/42 # Ф	3,000,000	2,255,023
2.00%, 8/15/51	1,030,000	588,834
1.875%, 2/15/51	1,300,000	723,218
U.S. Treasury Notes
3.875%, 8/15/33	990,000	942,511
3.75%, 8/31/26	3,250,000	3,224,785
3.375%, 5/15/33	680,000	625,064
2.75%, 8/15/32	3,660,000	3,246,939
2.25%, 11/15/27	1,950,000	1,843,965
1.875%, 2/28/27	2,800,000	2,664,070
1.625%, 5/15/31	580,000	489,433
1.625%, 5/15/26	2,330,000	2,249,257
1.50%, 2/15/30	2,270,000	1,971,519
1.375%, 11/15/31	370,000	302,422
1.25%, 9/30/28	3,740,000	3,343,230
1.25%, 4/30/28	540,000	489,335
0.50%, 4/30/27	3,000,000	2,752,305
Total U.S. treasury obligations (cost $35,822,683)		$33,009,905

Putnam VT George Putnam Balanced Fund
11

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (7.9%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.1%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$986,652	$981,295
4.50%, 3/20/49	358,660	339,328
3.50%, TBA, 1/1/55	1,000,000	893,948
3.50%, with due dates from 11/20/47 to 5/20/52	1,079,598	956,801
3.00%, with due dates from 7/20/46 to 11/20/46	1,986,240	1,748,828
2.50%, 2/20/53	962,883	805,959
		5,726,159
U.S. Government Agency Mortgage Obligations (5.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	844,019	838,796
2.50%, 1/1/52	930,443	768,942
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	907,813	919,749
5.50%, with due dates from 7/1/33 to 9/1/53	142,291	142,002
5.00%, with due dates from 8/1/33 to 10/1/52	841,191	816,931
4.50%, 2/1/49	453,646	433,317
4.00%, with due dates from 9/1/52 to 5/1/53	925,612	850,449
3.50%, with due dates from 11/1/49 to 12/1/49	627,217	562,789
3.00%, with due dates from 6/1/46 to 8/1/51	1,654,496	1,430,081
2.50%, with due dates from 10/1/50 to 4/1/52	2,271,161	1,867,495
2.50%, 2/1/36	151,527	138,175
2.00%, with due dates from 10/1/50 to 4/1/52	2,940,718	2,312,039
Uniform Mortgage-Backed Securities
5.00%, TBA, 1/1/55	1,000,000	965,231
4.50%, TBA, 1/1/55	2,000,000	1,881,257
2.50%, TBA, 1/1/55	1,000,000	814,609
2.00%, TBA, 1/1/55	1,000,000	778,203
		15,520,065
Total U.S. government and agency mortgage obligations (cost $22,567,595)		$21,246,224
MORTGAGE-BACKED SECURITIES (0.2%)*	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47 W	$90,025	$83,532
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.259%, 12/10/47 W	12,291	11,753
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	189,105
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.164%, 3/15/45 W	45,764	42,866
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	220,229	17
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	133,000	127,956
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 5.855%, 3/15/44 (In default) † W	20,645	6,868
Total mortgage-backed securities (cost $605,713)		$462,097
MUNICIPAL BONDS AND NOTES (—%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$34,261
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	61,208
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	37,470
Total municipal bonds and notes (cost $125,128)		$132,939
SHORT-TERM INVESTMENTS (5.5%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 4.55% [d]	2,820,250	$2,820,250
Putnam Short Term Investment Fund Class P 4.56% L	11,961,050	11,961,050
Total short-term investments (cost $14,781,300)		$14,781,300
TOTAL INVESTMENTS
Total investments (cost $209,908,384)	$277,092,643

12
Putnam VT George Putnam Balanced Fund

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through December 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $269,950,377.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $296,445 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
Ф	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $112,786 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.
FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $6,923,962)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	3/19/25	$485,335	$491,706	$6,371
	Canadian Dollar	Sell	1/22/25	44,138	47,159	3,021
Barclays Bank PLC
	British Pound	Sell	3/19/25	452,801	458,910	6,109
	Canadian Dollar	Sell	1/22/25	396,542	423,428	26,886
	Euro	Sell	3/19/25	349,204	353,958	4,754
Citibank, N.A.
	Canadian Dollar	Sell	1/22/25	402,181	429,746	27,565
Goldman Sachs International
	British Pound	Sell	3/19/25	568,038	575,555	7,517
	Euro	Sell	3/19/25	203,910	206,667	2,757
	Hong Kong Dollar	Sell	2/19/25	51,350	51,369	19
HSBC Bank USA, National Association
	British Pound	Sell	3/19/25	14,013	14,201	188
	Canadian Dollar	Sell	1/22/25	14,550	15,357	807
	Danish Krone	Sell	3/19/25	207,750	212,337	4,587
	Hong Kong Dollar	Sell	2/19/25	655,473	655,599	126

Putnam VT George Putnam Balanced Fund
13

	FORWARD CURRENCY CONTRACTS at 12/31/24 (aggregate face value $6,923,962) cont.
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	JPMorgan Chase Bank N.A.
		British Pound	Sell	3/19/25	$194,184	$196,761	$2,577
		Canadian Dollar	Sell	1/22/25	252,712	270,027	17,315
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/19/25	299,784	304,865	5,081
		Canadian Dollar	Sell	1/22/25	98,648	105,360	6,712
		Euro	Sell	3/19/25	47,808	48,791	983
		Swedish Krona	Sell	3/19/25	570,733	582,273	11,540
	NatWest Markets PLC
		Canadian Dollar	Sell	1/22/25	25,202	26,927	1,725
		Euro	Sell	3/19/25	37,934	38,584	650
	State Street Bank and Trust Co.
		British Pound	Sell	3/19/25	59,932	60,715	783
		Canadian Dollar	Buy	1/22/25	39,056	40,306	(1,250)
		Euro	Sell	3/19/25	45,002	45,636	634
		Hong Kong Dollar	Sell	2/19/25	299,015	299,091	76
	Toronto-Dominion Bank
		Euro	Sell	3/19/25	259,201	262,703	3,502
	UBS AG
		British Pound	Sell	3/19/25	43,291	43,857	566
		Canadian Dollar	Sell	1/22/25	9,468	10,115	647
		Euro	Sell	3/19/25	231,140	234,315	3,175
	WestPac Banking Corp.
		Canadian Dollar	Sell	1/22/25	390,903	417,644	26,741
	Unrealized appreciation						173,414
	Unrealized (depreciation)						(1,250)
	Total						$172,164
*	The exchange currency for all contracts listed is the United States Dollar.
FUTURES CONTRACTS OUTSTANDING at 12/31/24
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Long)	9	$2,646,734	$2,671,088	Mar-25	$(89,304)
Unrealized appreciation					—
Unrealized (depreciation)					(89,304)
Total					$(89,304)

14
Putnam VT George Putnam Balanced Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$5,072,643	$366,533	$—
Capital goods	7,601,361	—	—
Communication services	3,097,253	—	—
Consumer cyclicals	29,853,009	—	—
Consumer staples	8,201,809	—	—
Energy	4,699,242	1,063,560	—
Financials	17,463,503	2,493,582	—
Health care	18,267,720	—	—
Technology	64,765,780	—	—
Transportation	3,770,175	—	—
Utilities and power	4,659,945	—	—
Total common stocks	167,452,440	3,923,675	—
Corporate bonds and notes	—	36,084,063	—
Mortgage-backed securities	—	462,097	—
Municipal bonds and notes	—	132,939	—
U.S. government and agency mortgage obligations	—	21,246,224	—
U.S. treasury obligations	—	33,009,905	—
Short-term investments	—	14,781,300	—
Totals by level	$167,452,440	$109,640,203	$—
		Valuation inputs
	Other financial instruments:	Level 1	Level 2	Level 3
	Forward currency contracts	$—	$172,164	$—
	Futures contracts	(89,304)	—	—
	Totals by level	$(89,304)	$172,164	$—
*	Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund
15

Financial statements

Statement of assets and liabilities

12/31/24

Assets
Investment in securities, at value, including $2,763,843 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $195,127,084)	$262,311,343
Affiliated issuers (identified cost $14,781,300) (Note 5)	14,781,300
Dividends, interest and other receivables	1,022,350
Receivable for shares of the fund sold	464,018
Unrealized appreciation on forward currency contracts (Note 1)	173,414
Total assets	278,752,425

Liabilities
Payable to custodian	902
Payable for purchases of TBA securities (Note 1)	5,455,930
Payable for shares of the fund repurchased	121,484
Payable for compensation of Manager (Note 2)	116,821
Payable for custodian fees (Note 2)	25,460
Payable for investor servicing fees (Note 2)	31,672
Payable for Trustee compensation and expenses (Note 2)	64,547
Payable for administrative services (Note 2)	2,259
Payable for distribution fees (Note 2)	43,411
Payable for variation margin on futures contracts (Note 1)	10,803
Unrealized depreciation on forward currency contracts (Note 1)	1,250
Collateral on securities loaned, at value (Note 1)	2,820,250
Other accrued expenses	107,259
Total liabilities	8,802,048
Net assets	$269,950,377

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$189,273,426
Total distributable earnings (Note 1)	80,676,951
Total — Representing net assets applicable to capital shares outstanding	$269,950,377

Computation of net asset value Class IA
Net assets	$67,060,461
Number of shares outstanding	4,227,129
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.86

Computation of net asset value Class IB
Net assets	$202,889,916
Number of shares outstanding	12,875,280
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.76

The accompanying notes are an integral part of these financial statements.

16	Putnam VT George Putnam Balanced Fund

Statement of operations

Year ended 12/31/24

Investment income
Interest (including interest income of $661,582 from investments in affiliated issuers) (Note 5)	$4,057,621
Dividends (net of foreign tax of $10,845)	2,019,561
Securities lending (net of expenses) (Notes 1 and 5)	7,712
Total investment income	6,084,894

Expenses
Compensation of Manager (Note 2)	1,274,259
Investor servicing fees (Note 2)	175,270
Custodian fees (Note 2)	36,284
Trustee compensation and expenses (Note 2)	10,948
Distribution fees (Note 2)	457,272
Administrative services (Note 2)	4,718
Other	127,105
Total expenses	2,085,856
Expense reduction (Note 2)	(478)
Net expenses	2,085,378
Net investment income	3,999,516

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	11,700,272
Foreign currency transactions (Note 1)	8
Forward currency contracts (Note 1)	45,994
Futures contracts (Note 1)	501,211
Written options (Note 1)	(537,308)
Total net realized gain	11,710,177
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	21,957,595
Assets and liabilities in foreign currencies	(169)
Forward currency contracts	307,431
Futures contracts	(128,353)
Written options	(6,163)
Total change in net unrealized appreciation	22,130,341
Net gain on investments	33,840,518
Net increase in net assets resulting from operations	$37,840,034

The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund	17

Statement of changes in net assets

	Year ended 12/31/24	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$3,999,516	$3,070,445
Net realized gain on investments and foreign currency transactions	11,710,177	1,254,914
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	22,130,341	34,214,141
Net increase in net assets resulting from operations	37,840,034	38,539,500
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(927,343)	(919,393)
Class IB	(2,005,797)	(1,854,708)
Increase (decrease) from capital share transactions (Note 4)	9,670,883	(10,839,975)
Total increase in net assets	44,577,777	24,925,424
Net assets:
Beginning of year	225,372,600	200,447,176
End of year	$269,950,377	$225,372,600

The accompanying notes are an integral part of these financial statements.

18	Putnam VT George Putnam Balanced Fund

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) e
Class IA
12/31/24	$13.75	.27	2.04	2.31	(.20)	—	(.20)	$15.86	16.94	$67,060.65		1.78	95
12/31/23	11.61	.20	2.13	2.33	(.19)	—	(.19)	13.75	20.26	64,912.67		1.63	47
12/31/22	15.02	.15	(2.39)	(2.24)	(.16)	(1.01)	(1.17)	11.61	(15.82)	59,556	.68[f]	1.25	69
12/31/21	14.13	.13	1.76	1.89	(.15)	(.85)	(1.00)	15.02	14.28	77,232.64		.91	97
12/31/20	13.26	.15	1.64	1.79	(.18)	(.74)	(.92)	14.13	15.61	69,648.68		1.20	113
Class IB
12/31/24	$13.66	.23	2.04	2.27	(.17)	—	(.17)	$15.76	16.73	$202,890.90		1.53	95
12/31/23	11.54	.17	2.10	2.27	(.15)	—	(.15)	13.66	19.90	160,460.92		1.39	47
12/31/22	14.93	.12	(2.38)	(2.26)	(.12)	(1.01)	(1.13)	11.54	(15.99)	140,892	.93[f]	1.00	69
12/31/21	14.05	.09	1.76	1.85	(.12)	(.85)	(.97)	14.93	14.04	175,233.89		.66	97
12/31/20	13.19	.12	1.63	1.75	(.15)	(.74)	(.89)	14.05	15.32	155,202.93		.93	113
[a]	Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
[b]	The charges and expenses at the insurance company separate account level are not reflected.
[c]	Total return assumes dividend reinvestment.
[d]	Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[e]	Portfolio turnover includes TBA purchase and sale commitments.
[f]	Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund
19

Notes to financial statements 12/31/24

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through December 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods on or after August 2, 2024
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, the fund’s investment manager, an indirect wholly-owned subsidiary of Franklin Templeton
Putnam Retail Management	Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, and the fund’s distributor and principal underwriter for periods prior to August 2, 2024
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT George Putnam Balanced Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which the fund’s management places on the company. The fund’s management may also consider other factors that the fund’s management believes will cause the stock price to rise. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). The fund’s management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price” (prior to July 22, 2024, the most recent bid price was used), and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events

20
Putnam VT George Putnam Balanced Fund

that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for managing downside risks and for enhancing returns on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price. OTC traded options are valued using quotations from an independent pricing service.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other

Putnam VT George Putnam Balanced Fund
21

liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $2,820,250 and the value of securities loaned amounted to $2,763,843.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Prior to January 31, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings could be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds managed by an affiliate of Franklin Templeton are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion, which matures on January 30, 2026.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset and other income on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from losses on wash sale transactions, from foreign currency gains and losses, from unrealized gains and losses on certain futures contracts and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $35,888 to increase undistributed net investment income and $35,888 to decrease accumulated net realized gain.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$74,344,788
Unrealized depreciation	(8,527,676)
Net unrealized appreciation	65,817,112
Undistributed ordinary income	4,206,378
Undistributed long-term gains	8,940,703
Undistributed short-term gains	1,713,196
Cost for federal income tax purposes	$211,358,391

22
Putnam VT George Putnam Balanced Fund

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 45.0% of the fund is owned by accounts of one insurance company.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.509% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-advisor for the fund pursuant to a new sub-advisory agreement between Putnam Management and Franklin Advisers. Pursuant to the agreement, Franklin Advisers makes investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management (the “portfolio management services”) and provides certain other advisory and related services (together, the “other services”). With respect to the portfolio management services, Putnam Management pays a monthly fee to Franklin Advisers equal to 35% of the net investment advisory fee payable by the fund to Putnam Management. For the purposes of this calculation, the net investment advisory fee is defined to equal: (i) 96% of an amount equal to the total investment management fees payable to Putnam Management minus any fund fees and/or expenses waived or reimbursed by Putnam Management, minus (ii) any fees payable by Putnam Management to the fund’s sub-administrator for administrative services. With respect to the other services, Putnam Management pays a monthly fee to Franklin Advisers based on the costs of Franklin Advisers in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of FTIML, Putnam Management (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management had engaged the services of PIL, Putnam Management (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by FTIML and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

Effective June 1, 2024, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$47,269
Class IB	128,001
Total	$175,270

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $478 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $180, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Franklin Distributors, or prior to August 2, 2024, Putnam Retail Management, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Franklin Distributors and to Putnam Retail Management at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations and were paid out as follows:

Franklin Distributors	$205,203
Putnam Retail Management	252,069
Total	$457,272

Putnam VT George Putnam Balanced Fund
23

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$220,325,767	$218,176,263
U.S. government securities (Long-term)	19,817,502	11,563,541
Total	$240,143,269	$229,739,804

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Year ended 12/31/24		Year ended 12/31/23		Year ended 12/31/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	215,665	$3,230,785	187,915	$2,355,037	2,520,951	$37,966,181	994,989	$12,419,900
Shares issued in connection with reinvestment of distributions	63,604	927,343	76,872	919,393	138,236	2,005,797	155,727	1,854,708
	279,269	4,158,128	264,787	3,274,430	2,659,187	39,971,978	1,150,716	14,274,608
Shares repurchased	(773,422)	(11,601,508)	(671,588)	(8,350,535)	(1,528,846)	(22,857,715)	(1,614,374)	(20,038,478)
Net increase (decrease)	(494,153)	$(7,443,380)	(406,801)	$(5,076,105)	1,130,341	$17,114,263	(463,658)	$(5,763,870)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/24
Short-term investments
Putnam Cash Collateral Pool, LLC *	$6,599,250	$37,962,688	$41,741,688	$244,711	$2,820,250
Putnam Short Term Investment Fund Class P ‡	11,467,134	52,876,032	52,382,116	661,582	11,961,050
Total Short-term investments	$18,066,384	$90,838,720	$94,123,804	$906,293	$14,781,300
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$24,000
Written equity option contracts (contract amount)	$24,000
Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$8,600,000

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Putnam VT George Putnam Balanced Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$173,414	Payables	$1,250
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	—	Payables, Net assets — Unrealized depreciation	89,304 *
Total		$173,414		$90,554
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$45,994	$45,994
Equity contracts	189,144	501,211	—	$690,355
Total	$189,144	$501,211	$45,994	$736,349
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$307,431	$307,431
Equity contracts	9,191	(128,353)	—	$(119,162)
Total	$9,191	$(128,353)	$307,431	$188,269

Putnam VT George Putnam Balanced Fund
25

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts #	9,392	37,749	—	27,565	10,293	5,708	19,892
Total Assets	$9,392	$37,749	$—	$27,565	$10,293	$5,708	$19,892
Liabilities:
Futures contracts §	—	—	10,803	—	—	—	—
Forward currency contracts #	—	—	—	—	—	—	—
Total Liabilities	$—	$—	$10,803	$—	$—	$—	$—
Total Financial and Derivative Net Assets	$9,392	$37,749	$(10,803)	$27,565	$10,293	$5,708	$19,892
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—	$—
Net amount	$9,392	$37,749	$(10,803)	$27,565	$10,293	$5,708	$19,892
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—

	JPMorgan Securities LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts §	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts #	—	24,316	2,375	1,493	3,502	4,388	26,741	173,414
Total Assets	$—	$24,316	$2,375	$1,493	$3,502	$4,388	$26,741	$173,414
Liabilities:
Futures contracts §	—	—	—	—	—	—	—	10,803
Forward currency contracts #	—	—	—	1,250	—	—	—	1,250
Total Liabilities	$—	$—	$—	$1,250	$—	$—	$—	$12,053
Total Financial and Derivative Net Assets	$—	$24,316	$2,375	$243	$3,502	$4,388	$26,741	$161,361
Total collateral received (pledged) †##	$—	$—	$—	$—	$—	$—	$—
Net amount	$—	$24,316	$2,375	$243	$3,502	$4,388	$26,741
Controlled collateral received (including TBA commitments) **	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments) **	$(112,786)	$—	$—	$—	$—	$—	$—	$(112,786)
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $296,445.

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Putnam VT George Putnam Balanced Fund

Note 9: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Putnam VT George Putnam Balanced Fund
27

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $9,834,773 as a capital gain dividend with respect to the taxable year ended December 31, 2024, or, if subsequently determined to be different, the net capital gain of such year.

The fund designated $1,610,039 of income eligible as qualifying for the dividends received deduction for corporations.

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Putnam VT George Putnam Balanced Fund

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

Putnam VT George Putnam Balanced Fund
29

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Putnam Investment Management, LLC (“Putnam Management”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Putnam Management and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. At the September Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Putnam Management and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity. The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

•  Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Putnam Management would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Putnam Management (each, a “Current Management Contract”); and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Putnam Management and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Putnam Management and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

In addition, the Trustees considered that, in connection with their review of your fund’s Current Management Contract and the PIL Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract in connection with their consideration of the New FTIML Sub-Advisory Agreement.

The Trustees also considered information received as part of the review process ending in June 2024 in connection with their consideration of a new Sub-Advisory Agreement for your fund (the “Franklin Advisers Sub-Advisory Agreement”) between Putnam Management and Franklin Advisers, Inc., an affiliate of Putnam Management and FTIML, including updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also considered other information received in connection with their review of the Franklin Advisers Sub-Advisory Agreement, including certain performance information for Franklin Templeton’s fixed income and investment solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which included the financial results of FTIML.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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Putnam VT George Putnam Balanced Fund

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

Putnam VT George Putnam Balanced Fund
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© 2024 Franklin Templeton. All rights reserved.	38974-AFSOI 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) No

(b) No

Item 19. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds and Franklin Templeton are filed herewith.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith:

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: February 26, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: February 26, 2025